Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
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Changes in Property, Plant and Equipment
The table below shows the changes in property, plant and equipment for the fiscal years ended March 31, 2023 and 2022.

	Assets for rent	Land	Buildings	Right of use assets	Others	Total

	(In millions)
Cost	¥551,598	¥492,499	¥809,153	¥536,305	¥397,768	¥2,787,323
Accumulated depreciation and impairment losses	(113,863)	(4,839)	(445,190)	(163,303)	(305,467)	(1,032,662)

Net carrying amount at April 1, 2021	437,735	487,660	363,963	373,002	92,301	1,754,661

Additions	15,951	—	19,802	90,791	47,899	174,443
Acquisition of subsidiaries and businesses	—	2	—	2,622	658	3,282
Disposals	(18,287)	(1,452)	(973)	(6,906)	(1,675)	(29,293)
Depreciation	(17,165)	—	(22,736)	(93,734)	(21,726)	(155,361)
Impairment losses	(28,279)	(1,050)	(14,092)	—	(287)	(43,708)
Exchange differences	44,420	258	1,281	9,610	5,386	60,955
Others	754	581	5,810	50	(9,178)	(1,983)

Net carrying amount	435,129	485,999	353,055	375,435	113,378	1,762,996

Cost	608,839	491,127	811,107	577,603	428,677	2,917,353
Accumulated depreciation and impairment losses	(173,710)	(5,128)	(458,052)	(202,168)	(315,299)	(1,154,357)

Net carrying amount at March 31, 2022	435,129	485,999	353,055	375,435	113,378	1,762,996

Additions	24,586	—	18,193	118,064	52,642	213,485
Acquisition of subsidiaries and businesses	—	—	—	—	—	—
Disposals	(4,086)	(3,366)	(1,102)	(5,217)	(2,304)	(16,075)
Depreciation	(18,869)	—	(22,435)	(89,324)	(23,787)	(154,415)
Impairment losses	—	(5,802)	(25,711)	—	(104)	(31,617)
Exchange differences	66,397	400	1,174	8,702	5,013	81,686
Others	(5,880)	—	6,084	(663)	(23,360)	(23,819)

Net carrying amount	497,277	477,231	329,258	406,997	121,478	1,832,241

Cost	710,680	487,450	816,038	637,335	447,048	3,098,551
Accumulated depreciation and impairment losses	(213,403)	(10,219)	(486,780)	(230,338)	(325,570)	(1,266,310)

Net carrying amount at March 31, 2023	¥497,277	¥477,231	¥329,258	¥406,997	¥121,478	¥1,832,241